Document and Entity Information	Dec. 10, 2021
Prospectus:
Document Type	497
Document Period End Date	Dec. 10, 2021
Entity Registrant Name	INDEXIQ ACTIVE ETF TRUST
Entity Central Index Key	0001426439
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 10, 2021
Document Effective Date	Dec. 10, 2021
Prospectus Date	Aug. 31, 2021
IQ Ultra Short Duration ETF | IQ Ultra Short Duration ETF
Prospectus:
Trading Symbol	ULTR